Total Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Equity [Abstract]
Total Equity

8. Total Equity

Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023 (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of June 30, 2025 and December 31, 2024, there were no shares of preferred stock outstanding.

Common Stock

Pursuant to the Amended Articles, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of June 30, 2025 and December 31, 2024, there were 2,876,757 and 1,730,051 shares of common stock issued and outstanding, respectively, and 150,000 shares of non-voting common stock outstanding. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the six months ended June 30, 2025, the Company issued 223,583 shares of common stock through an At The Market Offering, 416,667 shares of common stock in connection with the Company’s January Confidentially Marketed Public Offering, 277,084 shares of common stock in connection with the Company’s March Registered Direct Offering and Concurrent Private Placement, 227,334 shares of common stock in connection with the exercise of Pre-funded Series G Warrants, and 2,038 shares of common stock pursuant to a release of Restricted Stock Units.

During the six months ended June 30, 2024, the Company issued 417 shares of common stock in lieu of cash for certain marketing services, 1,157 shares of common stock in lieu of cash for payment of a commitment fee related to the Company’s SEPA agreement, 132 shares of common stock issued to a stockholder as a result of the FLAG Merger, 110,271 shares of common stock issued in connection with the Company’s April Offering, 21,408 shares of common stock pursuant to Convertible Note conversion, 89,151 shares of common stock issued in connection with the Company’s May Inducement Offer, 4,167 shares of common stock from exercises of warrants, and 16,375 shares of common stock from exercises of pre-funded warrants.

As of June 30, 2025 and December 31, 2024, common stock reserved for future issuance consisted of the following:

	June 30, 2025	December 31, 2024
Common stock warrants outstanding	1,403,320	910,299
Common stock options issued and outstanding	130,686	77,245
Restricted stock units vested and unreleased	—	2,039
Shares available for future issuance under the 2023 Equity Incentive Plan	8,099	7,409
Shares reserved under the 2023 Employee Stock Purchase Plan	32,815	32,815
	1,574,920	1,029,807

April 2024 Public Offering

On April 18, 2024, in connection with the April Public Offering, the Company sold an aggregate of 110,271 Common Stock Units and 16,375 Pre-Funded Warrant (“PFW”) Units at an effective combined purchase price of $48.00 per Common Stock Unit or PFW Unit.

Each Common Stock Unit consists of: (i) one share of the Company’s voting common, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

Each PFW Unit consists of: (i) a pre-funded warrant to purchase one share of common stock, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

The Company issued the Placement Agent common stock warrants to purchase up to 6,333 shares of Common Stock. See further warrant details below.

May 2024 Warrant Inducement Offer

On May 31, 2024, following the closing of the May 2024 Warrant Inducement Offer, warrant holders immediately exercised some or all of their respective outstanding Series B Warrants and Series C Warrants to purchase up to an aggregate of 89,153 shares of the Company’s Common Stock, Series B-1 Warrants to purchase up to 22,275 shares of Common Stock and Series C-1 Warrants to purchase up to 66,878 shares of Common Stock, at a reduced exercise price of $24.00. In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series D Warrants to purchase up to 89,153 shares of Common Stock.

The Company accounted for the exercise price decrease of the Existing Warrants as a modification. Based on the nature of the modification (i.e., reduction in exercise price to induce exercise and raise additional capital), the modification was accounted for as an equity issuance cost on the date the offer was accepted by the Holders, calculated as the excess fair value of the modified warrants post modification.

The Company issued the Placement Agent common stock warrants to purchase up to 4,458 shares of common stock. See further warrant details below.

Subscription Agreement

On July 26, 2024, the Board of Directors of the Company approved a Subscription Agreement dated July 28, 2024 entered with an accredited investor, a related-party. Pursuant to the Agreement, the Company sold to the Investor and the Investor purchased, (i) 58,235 shares of Common Stock at a purchase price of $17.172 per share; and (ii) warrants to purchase 50,000 shares of the Company’s common stock at an exercise price of $22.80, for an aggregate purchase price of $1.0 million.

At the Market Offering

On October 11, 2024, the Company entered into an At The Market Offering Agreement with Ladenburg Thalmann & Co. Inc. (“Ladenburg”), under which the Company may, from time to time, in its sole discretion, issue and sell through Ladenburg, acting as agent or principal, shares of the Company’s common stock, par value $0.0001 per share, initially having an aggregate offering price of up to $5.1 million. Pursuant to the Sales Agreement, Ladenburg may sell the Shares by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). Ladenburg will use commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon instructions from the Company (including any price or size limits or other customary parameters or conditions the Company may impose).

The Company will pay Ladenburg a cash commission of 3.0% of the aggregate gross sales proceeds of shares sold through Ladenburg under the Sales Agreement. The Company also agreed to reimburse Ladenburg for certain specified expenses, including the fees and disbursements of its counsel, in an amount not to exceed $50,000, in addition to certain ongoing disbursements of its legal counsel up to $7,500 in connection with diligence bring downs.

Under the terms of the Sales Agreement, the Company may also sell shares to Ladenburg as principal for its own account at prices agreed upon at the time of sale. If the Company sells shares to Ladenburg as principal, it will enter into a separate terms agreement with Ladenburg in substantially the form attached to the Sales Agreement. The Company is not obligated to sell any shares under the Sales Agreement. The offering of the shares pursuant to the Sales Agreement may be terminated by either the Company or Ladenburg, as permitted therein.

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement with Ladenburg, dated October 11, 2024, from $5.1 million to $11.2 million, and filed a prospectus supplement under the Sales Agreement for an aggregate of $6.1 million. During the six-month period ended June 30, 2025, the Company sold 223,583 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

October 2024 Public Offering

On October 23, 2024, the Company entered into a Securities Purchase Agreement with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue to the Purchasers, (i) in a registered offering, 170,836 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $12.00 per share, and (ii) in a concurrent private placement, Series E common stock purchase warrants to purchase up to 170,836 shares of Common Stock (the “Series E Common Warrants”) and Series F common stock purchase warrants to purchase up to 170,836 shares of Common Stock (the “Series F Common Warrants” and together with the Series E Common Warrants, the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.”

The closing of the Transactions took place on October 24, 2024. The gross proceeds from the Transactions were approximately $2.1 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Common Warrants or Placement Agent Warrants.

The shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-282456), which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 8,542 shares of Common Stock. See further warrant details below.

November 2024 Confidentially Marketed Public Offering (CMPO)

On November 14, 2024, the Company conducted a CMPO with Ladenburg acting as the “Placement Agent”, pursuant to which the Company agreed to issue in a public offering 369,823 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $20.28 per Share. The closing of the offering took place on November 15, 2024. The gross proceeds from the offering were approximately $7.5 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Placement Agent Warrants.

The shares of Common Stock were offered by the Company pursuant to a shelf-registration statement on Form S-3, which was declared effective by the Securities and Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 18,492 shares of Common Stock. See further warrant details below.

January 2025 Confidentially Marketed Public Offering (CMPO)

On January 9, 2025, the Company conducted a CMPO Agreement with Ladenburg acting as the “Placement Agent”, pursuant to which the Company agreed to issue and sell in a public offering 416,667 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $10.20 per Share. The closing of the offering took place on January 10, 2025. The gross proceeds from the offering were approximately $4.3 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Placement Agent Warrants.

The shares of Common Stock were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 20,834 shares of Common Stock. See further warrant details below.

March 2025 Registered Direct Offering and Concurrent Private Placement

On March 28, 2025, the Company entered into a Securities Purchase Agreement with a single institutional investor, pursuant to which the Company agreed to issue to the Purchaser, (i) in a registered offering, 227,084 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $7.80 per Share, (ii) pre-funded warrants ( “PFW”) to purchase up to an aggregate of 227,334 shares of Common Stock at a purchase price of $7.788 per Pre-funded Warrant and an exercise price of $0.001 per share (the “Pre-funded Warrant Shares”) and (iii) in a concurrent private placement, Series G common stock purchase warrants to purchase up to 504,417 shares of Common Stock (the “Series G Common Warrants” or the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “March Registered Direct Offering and Concurrent Private Placement”.

The Shares, the PFW, and the PFW Shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-284229), which was declared effective by the Securities Exchange Commission on February 7, 2025. The Series G Warrants and the Warrant Shares were issued in a concurrent private placement and without registration under the Securities Act, and in reliance on the exemption provided in Section 4(a)(2) under the Securities Act and Regulation D promulgated thereunder.

The Company issued the Placement Agent common stock warrants to purchase up to 25,221 shares of Common Stock. See further warrant details below.

Nova Cell Investment

On July 26, 2024, the Board of Directors of the Company acknowledged a strategic investment of approximately $2.0 million by an accredited investor, a related-party, into Nova Cell, a subsidiary of the Company, in exchange for the issuance of 7,500,000 shares of Nova Cell’s common stock to the Investor, representing 25% of Nova Cell’s current fully-diluted capitalization. Nova Cell’s common stock was not adjusted when the Company effected its 2024 Reverse Stock Split and 2025 Reverse Stock Split.

Warrants

As of June 30, 2025 and December 31, 2024, the Company has outstanding warrants to purchase 1,403,320 and 910,299 shares of Common Stock, respectively, consisting of the following:

	June 30, 2025	December 31, 2024	Exercise Price	Issuance date	Expiration date
Private Warrants to purchase Common Stock(1)	15,938	15,938	$1,380.00	September 12, 2023	September 12, 2028
Public Warrants to purchase Common Stock(2)	95,834	95,834	$1,380.00	September 12, 2023	September 12, 2028
Warrants to purchase Restricted Shares	3,334	3,334	$158.40	February 21, 2024	February 21, 2029
Warrants to purchase Restricted Shares	50,000	50,000	$22.80	July 28, 2024	July 28, 2027
Placement Agent Warrants to purchase Common Stock	6,333	6,333	$79.20	April 18, 2024	April 18, 2029
Placement Agent Warrants to purchase Common Stock	4,458	4,458	$45.00	June 3, 2024	June 3, 2029
Placement Agent Warrants to purchase Common Stock	8,542	8,542	$15.00	October 24, 2024	April 24, 2030
Placement Agent Warrants to purchase Common Stock	18,492	18,492	$25.35	November 15, 2024	May 15, 2030
Placement Agent Warrants to purchase Common Stock	20,834	—	$12.75	January 10, 2025	January 10, 2030
Placement Agent Warrants to purchase Common Stock	25,221	—	$9.75	March 31, 2025	March 31, 2030
Series A Warrants to purchase Common Stock(3)	87,643	87,643	$18.24	April 18, 2024	April 18, 2029
Series B Warrants to purchase Common Stock(4)	—	57,451	$18.24	April 18, 2024	April 18, 2025
Series B-1 Warrants to purchase Common Stock(5)	22,276	22,276	$18.24	June 3, 2024	June 3, 2029
Series B-1 Warrants to purchase Common Stock(5)	16,667	16,667	$18.24	July 19, 2024	July 19, 2029
Series B-1 Warrants to purchase Common Stock(5)	8,334	8,334	$18.24	July 22, 2024	July 22, 2029
Series B-1 Warrants to purchase Common Stock(5)	16,251	16,251	$18.24	November 13, 2024	November 13, 2029
Series C-1 Warrants to purchase Common Stock(6)	59,586	59,586	$18.24	June 3, 2024	June 3, 2029
Series C-1 Warrants to purchase Common Stock(6)	4,167	4,167	$18.24	August 8, 2024	August 8, 2029
Series C-1 Warrants to purchase Common Stock(6)	4,168	4,168	$18.24	August 16, 2024	August 16, 2029
Series D Warrants to purchase Common Stock(7)	89,153	89,153	$18.24	June 3, 2024	December 3, 2029
Series E Warrants to purchase Common Stock	170,836	170,836	$13.56	October 24, 2024	April 24, 2026
Series F Warrants to purchase Common Stock	170,836	170,836	$13.56	October 24, 2024	April 24, 2030
Series G Warrants to purchase Common Stock	504,417	—	$8.34	March 31, 2025	September 30, 2032
Series G Pre-Funded Warrants(8)	—	—	$0.012	March 31, 2025	—
	1,403,320	910,299

(1)	The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

(2)

The Public Warrants became exercisable 30 days after the closing of the FLAG Merger. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.12 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $2,160.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the Public Warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

On October 17, 2024, the Company received notice from the NYSE that the Company’s Public Warrants to purchase common stock are no longer suitable for listing pursuant to Section 1001 of the NYSE American Company Guide due to the low trading price of such public warrants, and that the NYSE Regulation has determined to commence proceedings to delist the public warrants. The Public Warrants may be traded on the OTC Pink Marketplace under the symbol CLDWW.

(3)	During the year ended December 31, 2024, Series A warrants to purchase 60,418 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.1 million.

(4)	Series B warrants to purchase 22,275 shares of common stock were exercised at a reduced exercise price of $24.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million. During the year ended December 31, 2024, Series B warrants to purchase 68,335 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.2 million.

(5)	During the year ended December 31, 2024, Series B-1 warrants to purchase 27,082 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.5 million.

(6)	In connection with the May Inducement Offer, Series C-1 warrants to purchase 4,167 shares of common stock were exercised at $24.00 per share and the Company received gross proceeds of approximately $0.1 million. During the year ended December 31, 2024, Series C-1 warrants to purchase 47,936 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.9 million.

(7)	The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer. The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the unaudited condensed consolidated statements of operations.

(8)	During the six months ended June 30, 2025, Pre-funded Series G warrants to purchase 227,334 shares of common stock were exercised at $0.012 per share and the Company received gross proceeds of approximately $3,000.

The following table summarizes the Company’s aggregate warrant activity for the six months ended June 30, 2025.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2025	910,299	$185.16	3.63
Issued	777,806
Exercised	—
Cancelled	—
Outstanding at March 31, 2025	1,688,105	$103.68	4.13
Issued	—
Exercised	(227,334)
Expired	(57,451)
Outstanding at June 30, 2025	1,403,320	$122.70	4.80

The following table summarizes the Company’s aggregate warrant activity for the six months ended June 30, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	111,772	$1,380.00	4.72
Issued	3,334
Exercised	—
Expired	—
Outstanding at March 31, 2024	115,106	$1,345.20	4.47
Issued	633,249
Exercised	(93,317)
Expired	—
Outstanding at June 30, 2024	655,038	$284.40	3.46

8. Convertible Preferred Stock, Common Stock and Stockholders’ Equity

Preferred Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation filed on September 19, 2023, as amended (“the Amended Articles”), the Company is authorized to issue a total of 1,000,000 shares of preferred stock, par value $0.0001 per share. As of December 31, 2024 and 2023, there were no shares of preferred stock outstanding.

Convertible Preferred Stock

In connection with the closing of the FLAG Merger on September 12, 2023, all Convertible Preferred Stock, including the Series B Convertible Preferred stock classified as a liability which were completed as to the Series B financing, were converted to Calidi common stock pursuant to the conversion provisions and were no longer outstanding as of December 31, 2024 and 2023.

Common Stock

Pursuant to the Second Amended and Restated Certificate of Incorporation, the Company is authorized to issue 330,000,000 shares of common stock, par value $0.0001 per share, of which 312,000,000 shares are designated as Voting Common Stock (“Common Stock”) and 18,000,000 are designated as Non-Voting Common Stock (the “Non-Voting Common Stock”). As of December 31, 2024 and December 31, 2023, there were 1,730,051 and 296,019 shares of common stock issued and outstanding, respectively, and 150,000 shares of non-voting common stock outstanding. Since inception to date, no dividends have been declared or paid. Issuance costs related to common stock issuances during all periods presented were immaterial.

During the year ended December 31, 2024, the Company issued 14,589 shares of common stock in lieu of cash for certain services (see Note 11), 1,157 shares of common stock in lieu of cash for payment of a commitment fee related to the Company’s SEPA agreement (see Note 11), 132 shares of common stock issued to a stockholder as a result of the FLAG Merger (see Note 1), 110,271 shares of common stock shares issued in connection with the Company’s April Offering (see Note 1), 176,731 shares of common stock pursuant to Convertible Notes conversion (see Note 7), 89,153 shares of common stock issued in connection with the Company’s May Inducement Offer (see Note 1), 256,884 shares of common stock from exercises of warrants (see Note 8), 16,375 shares of common stock from exercises of pre-funded warrants (see Note 8), 1,667 shares of common stock issued for a legal settlement (see Note 11), 6,621 shares of common stock for reverse stock split fractional shares (see Note 1), 58,235 shares of common stock issued pursuant to a subscription agreement entered into with a related-party (see Note 11), 170,834 shares of common stock issued in connection with a October Public Offering (see Note 1), 158,355 shares of common stock issued in through At The Market Offering (see Note 1), 369,823 shares of common stock issued in connection with a November Public Offering (see Note 1), and 3,205 shares of common stock issued pursuant to a release of Restricted Stock Units.

During the year ended December 31, 2023, the Company issued 59,883 shares of common stock in connection with the conversion of convertible preferred stock (see above), 360 shares of common stock with term notes as interest paid in kind and other (see Note 8), 13 shares of common stock in lieu of cash per legal settlement agreement, 1,650 shares of common stock from exercises of stock options (see Note 8), 3,232 shares of common stock for Calidi debt settlement in connection with the FLAG Merger (see Note 8), 391 shares of common stock for Calidi deferred compensation settlement in connection with the FLAG Merger (see Note 11), 10,891 shares of common stock issued to Non-Redemption and PIPE Agreement Investor in connection with FLAG Merger, 8,334 shares of common stock under the Forward Purchase Agreement in connection with FLAG Merger, and 139,744 shares of common stock issued to Calidi stockholders as result of FLAG Merger.

As of December 31, 2024 and 2023, common stock reserved for future issuance consisted of the following:

	December 31, 2024	December 31, 2023
Common stock warrants outstanding	910,299	111,772
Common stock options issued and outstanding	77,245	65,521
Restricted stock units vested and unreleased	2,039	339
Shares available for future issuance under the 2023 Equity Incentive Plan	7,409	30,040
Shares reserved under the 2023 Employee Stock Purchase Plan	32,815	32,815
	1,029,807	240,487

April Public Offering

On April 18, 2024, in connection with the April Public Offering (see Note 1), the Company sold an aggregate of 110,271 Common Stock Units and 16,375 Pre-Funded Warrant (“PFW”) Units at an effective combined purchase price of $48.00 per Common Stock Unit or PFW Unit.

Each Common Stock Unit consists of: (i) one share of the Company’s voting common, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

Each PFW Unit consists of: (i) a pre-funded warrant to purchase one share of common stock, (ii) a Series A warrant to purchase one share common stock, (iii) a Series B warrant to purchase one Series B Unit, with each Series B Unit consisting of (a) one share of common stock and (b) a Series B-1 Warrant to purchase one share of common stock, and (iv) a Series C warrant to purchase one Series C Unit, with each Series C Unit consisting of (a) one share of common stock and (b) a Series C-1 Warrant to purchase one share of common stock. See further warrant details per each issued series below.

The Company issued the Placement Agent common stock warrants to purchase up to 6,333 shares of Common Stock. See further warrant details below.

May Inducement Offer

On May 31, 2024, following the closing of the May Inducement Offer (see Note 1), warrant holders immediately exercised some or all of their respective outstanding Series B Warrants and C Warrants to purchase up to an aggregate of 89,153 shares of the Company’s Common Stock, Series B-1 Warrants to purchase up to 22,275 shares of Common Stock and Series C-1 Warrants to purchase up to 66,878 shares of Common Stock, at a reduced exercise price of $24.00. In consideration for the immediate exercise of some or all of the Existing Warrants for cash, the Company agreed to issue unregistered new Series D Warrants to purchase up to 89,153 shares of Common Stock.

The Company accounted for the exercise price decrease of the Existing Warrants as a modification. Based on the nature of the modification (i.e., reduction in exercise price to induce exercise and raise additional capital), the modification was accounted for as an equity issuance cost on the date the offer was accepted by the Holders, calculated as the excess fair value of the modified warrants post modification.

The Company issued the Placement Agent common stock warrants to purchase up to 4,458 shares of common stock. See further warrant details below.

Subscription Agreement

On July 26, 2024, the Board of Directors of the Company approved a Subscription Agreement dated July 28, 2024 entered with an accredited investor, a related-party (see Note 1). Pursuant to the Agreement, the Company sold to the Investor and the Investor purchased, (i) 58,235 shares of Common Stock at a purchase price of $17.172 per share; and (ii) warrants to purchase 50,000 shares of the Company’s common stock at an exercise price of $22.80, for an aggregate purchase price of $1.0 million.

At The Market Offering Agreement

On October 11, 2024, the Company entered into an At The Market Offering Agreement (the “Sales Agreement”) with Ladenburg Thalmann & Co. Inc. (“Ladenburg”), under which the Company may, from time to time, in its sole discretion, issue and sell through Ladenburg, acting as agent or principal, shares of the Company’s common stock, par value $0.0001 per share, initially having an aggregate offering price of up to $5.1 million. Pursuant to the Sales Agreement, Ladenburg may sell the Shares by any method permitted by law deemed to be an “at the market” offering as defined in Rule 415 under the Securities Act of 1933, as amended. Ladenburg will use commercially reasonable efforts consistent with its normal trading and sales practices to sell the Shares from time to time, based upon instructions from the Company (including any price or size limits or other customary parameters or conditions the Company may impose).

The Company will pay Ladenburg a cash commission of 3.0% of the aggregate gross sales proceeds of shares sold through Ladenburg under the Sales Agreement. The Company also agreed to reimburse Ladenburg for certain specified expenses, including the fees and disbursements of its counsel, in an amount not to exceed $50,000, in addition to certain ongoing disbursements of its legal counsel up to $7,500 in connection with diligence bring downs.

Under the terms of the Sales Agreement, the Company may also sell shares to Ladenburg as principal for its own account at prices agreed upon at the time of sale. If the Company sells shares to Ladenburg as principal, it will enter into a separate terms agreement with Ladenburg in substantially the form attached to the Sales Agreement. The Company is not obligated to sell any shares under the Sales Agreement. The offering of the shares pursuant to the Sales Agreement may be terminated by either the Company or Ladenburg, as permitted therein.

On February 4, 2025, the Company increased the maximum aggregate offering amount of the shares of the Company’s common stock, par value $0.0001 per share issuable under the At The Market Offering Agreement with Ladenburg Thalmann & Co. Inc., dated October 11, 2024, from $5.1 million to $11.2 million, and filed a prospectus supplement under the Sales Agreement for an aggregate of $6.1 million (see Note 12). Prior to February 4, 2025, the Company sold shares of Common Stock having an aggregate sales price of approximately $5.0 million under the Sales Agreement, including $3.2 million in 2024. Subsequent to December 31, 2024, the Company sold 223,583 shares of common stock for gross proceeds of approximately $2.9 million under the Sales Agreement.

October Public Offering

On October 23, 2024, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain institutional investors (the “Purchasers”), pursuant to which the Company agreed to issue to the Purchasers, (i) in a registered offering, 170,836 shares of the Company’s common stock, par value $0.0001 per share, at a purchase price of $12.00 per share, and (ii) in a concurrent private placement, Series E common stock purchase warrants to purchase up to 170,836 shares of Common Stock (the “Series E Common Warrants”) and Series F common stock purchase warrants to purchase up to 170,836 shares of Common Stock (the “Series F Common Warrants” and together with the Series E Common Warrants, the “Common Warrants”). Such registered direct offering and concurrent private placement are referred to herein as the “Transactions.”

The closing of the Transactions took place on October 24, 2024. The gross proceeds from the Transactions were approximately $2.1 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Common Warrants or Placement Agent Warrants (as defined below).

The shares were offered by the Company pursuant to a shelf registration statement on Form S-3 (File No. 333-282456), which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 8,542 shares of Common Stock. See further warrant details below.

November Public Offering

On November 14, 2024, the Company entered into a Placement Agency Agreement with Ladenburg (the “Placement Agent”), pursuant to which the Company agreed to issue in a public offering 369,823 shares of the Company’s common stock (the “Shares”), par value $0.0001 per share (“Common Stock”), at a purchase price of $20.28 per Share.

The closing of the offering took place on November 15, 2024. The gross proceeds from the offering were approximately $7.5 million, before deducting placement agent fees and other offering expenses payable by the Company and excluding the net proceeds, if any, from the exercise of the Placement Agent Warrants.

The Shares were offered by the Company pursuant to a shelf registration statement on Form S-3, which was declared effective by the Securities Exchange Commission on October 10, 2024.

The Company issued the Placement Agent common stock warrants to purchase up to 18,492 shares of Common Stock. See further warrant details below.

Nova Cell Investment

On July 26, 2024, the Board of Directors of the Company acknowledged a strategic investment of approximately $2.0 million by an accredited investor, a related-party, into Nova Cell, a subsidiary of the Company, in exchange for the issuance of 7,500,000 shares of Nova Cell’s shares of common stock to the Investor, representing 25% of Nova Cell’s current fully-diluted capitalization.

Warrants

As of December 31, 2024 and 2023, the Company has outstanding warrants to purchase 910,299 and 111,772 shares of Common Stock, respectively, consisting of the following:

	December 31, 2024	December 31, 2023 (1)
Private Warrants to purchase Common Stock	15,938	15,938
Public Warrants to purchase Common Stock	95,834	95,834
Warrants to purchase Restricted Shares	53,334	—
Placement Agent Warrants to purchase Common Stock	37,825	—
Series A Warrants to purchase Common Stock	87,643	—
Series B Warrants to purchase Common Stock	57,451	—
Series B-1 Warrants to purchase Common Stock	63,528	—
Series C-1 Warrants to purchase Common Stock	67,921	—
Series D Warrants to purchase Common Stock	89,153	—
Series E Warrants to purchase Common Stock	170,836	—
Series F Warrants to purchase Common Stock	170,836	—
	910,299	111,772

(1)	Retrospectively restated for reverse recapitalization.

Private Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed private warrants to purchase 15,938 shares of common stock with an exercise price of $1,380.00 per share (the “Private Warrants”). The Private Warrants (and shares of common stock issued or issuable upon exercise of the Private Warrants) in general, will not be transferable, assignable or salable until 30 days after the Closing (excluding permitted transferees) and they will not be redeemable under certain redemption scenarios by us so long as they are held by the Sponsor, Metric or their respective permitted transferees. Otherwise, the Private Warrants have terms and provisions that are identical to those of the Public Warrants, including as to exercise price, exercisability and exercise period. If the Private Warrants are held by holders other than the Company’s sponsor, Metric or their respective permitted transferees, the Private Warrants will be redeemable by the Company under all redemption scenarios and exercisable by the holders on the same basis as the Public Warrants.

As of December 31, 2024 and 2023, Private Warrants to purchase 15,938 of Common Stock remain outstanding.

Public Warrants

In connection with the closing of the FLAG Merger on September 12, 2023, the Company assumed 95,834 public warrants to purchase common stock with an exercise price of $1,380.00 per share. The public warrants became exercisable 30 days after the Closing. Each whole share of the warrant is exercisable for one share of the Company’s common stock.

The Company may redeem the outstanding Public Warrants for $0.12 per warrant upon at least 30 days’ prior written notice of redemption given after the warrants become exercisable, if the reported last sale price of the common stock equals or exceeds $2,160.00 per share (as adjusted for stock dividends, sub-divisions, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing after the warrants become exercisable and ending on the third trading day before the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders may, at any time after the redemption notice, exercise the public warrants on a cashless basis.

The Company accounts for the public warrants in accordance with the guidance contained in ASC 815-40. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability.

The accounting treatment of derivative financial instruments in accordance with ASC 815, Derivatives and Hedging, requires that the Company record a derivative liability upon the closing of the FLAG Merger. Accordingly, the Company classifies each warrant as a liability at its fair value and the warrants were allocated a portion of the proceeds from the issuance of the Units equal to its fair value. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations. The Company will reassess the classification at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

On October 17, 2024, the Company received notice from the NYSE that the Company’s Public Warrants to purchase common stock are no longer suitable for listing pursuant to Section 1001 of the NYSE American Company Guide due to the low trading price of such public warrants, and that the NYSE Regulation has determined to commence proceedings to delist the public warrants. The Public Warrants may be traded on the OTC Pink Marketplace under the symbol CLDWW.

As of December 31, 2024 and 2023, Public Warrants to purchase 95,834 shares of Common Stock remained outstanding.

Warrants to Purchase Restricted Shares

On February 21, 2024, in connection with a settlement agreement (see Note 11), the Company issued additional warrants to purchase 3,334 Restricted Shares which (i) have an exercise price equal to $158.40 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On July 26, 2024, pursuant to a subscription agreement entered into with an accredited investor, a related-party (see Note 11), the Company sold to the investor warrants to purchase 50,000 shares of the Company’s common stock, which (i) have an exercise price equal to $22.80 per share; and (ii) are exercisable for 3 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

As of December 31, 2024, non-series warrants to purchase 53,334 shares of Calidi common stock remained outstanding. There were no such warrants as of December 31, 2023.

Placement Agent Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued to the placement agent warrants to purchase up to 6,333 shares of Common Stock, which (i) have an exercise price equal to $79.20 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued to the placement agent warrants to purchase up to 4,458 shares of Common Stock, which (i) have an exercise price equal to $45.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

On October 23, 2024, in connection with the Securities Purchase Agreement (see Note 1), the Company issued to the placement agent warrants to purchase up to 8,542 shares of Common Stock, which (i) have an exercise price equal to $15.00 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

On November 14, 2024, in connection with a Placement Agency Agreement (see Note 1), the Company issued to the placement agent warrants to purchase up to 18,492 shares of Common Stock, which (i) have an exercise price equal to $25.32 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, placement agent warrants to purchase a total of 37,825 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series A Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series A warrants to purchase 126,653 shares of Common Stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 8), the Company issued additional Series A warrants to purchase 21,408 shares of Common Stock. The Series A Warrants have (i) an exercise price equal to $72.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series A warrants was reset to $18.24 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series A warrants to purchase 60,418 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.1 million.

As of December 31, 2024, Series A warrants to purchase 87,643 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series B Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series B warrants to purchase 126,653 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series B warrants to purchase 21,408 shares of common stock. The Series B Warrants have (i) an exercise price equal to $72.00 per share; and (ii) are exercisable for 1 year after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series B warrants to purchase 22,275 shares of common stock were exercised at a reduced exercise price of $24.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series B warrant exercises, the Company received gross proceeds of approximately $0.5 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B warrants was reset to $18.24 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series B warrants to purchase 68,335 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.2 million.

As of December 31, 2024, Series B warrants to purchase 57,451 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C Warrants

On April 18, 2024, in connection with the closing of the April Public Offering (see Note 1), the Company issued Series C warrants to purchase 126,653 shares of common stock. Furthermore, on April 18, 2024, in connection with the mandatory conversion of a $1.0 million Convertible Note (see Note 7), the Company issued additional Series C warrants to purchase 21,408 shares of common stock. The Series C Warrants have (i) an exercise price equal to $72.00 per share; and (ii) are exercisable for 4 months after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Series C warrants to purchase 66,878 shares of common stock were exercised at a reduced exercise price of $24.00 in connection with the May Inducement Offer. Pursuant to the issuance of common stock per the Series C warrant exercises, the Company received gross proceeds of approximately $1.6 million.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C warrants was reset to $18.24 per share, effective July 22, 2024.

During the year ended December 31, 2024, Series C warrants to purchase 53,129 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $1.0 million. 28,055 Series C warrants expired on August 18, 2024.

As of December 31, 2024 no Series C warrants remained outstanding. There were no such warrants as of December 31, 2023.

Series B-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series B-1 warrants to purchase 22,275 shares of common stock, which (i) have an exercise price equal to $24.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series B-1 warrants was reset to $18.24 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series B Warrants, the Company issued Series B-1 warrants to purchase 68,335 shares of common stock which (i) have an exercise price equal to $18.24 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series B-1 warrants to purchase 27,082 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.5 million.

As of December 31, 2024, Series B-1 warrants to purchase 63,528 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series C-1 Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series C-1 warrants to purchase 66,878 shares of common stock, which (i) have an exercise price equal to $24.00 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 4,167 shares of common stock were subsequently exercised at an exercise price of $24.00 per share.

Pursuant to the issuance of common stock per the Series C-1 warrant exercises, the Company received gross proceeds of approximately $0.1 million. Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series C-1 warrants was reset to $18.24 per share, effective July 22, 2024.

During the year ended December 31, 2024, pursuant to the terms of the Series C Warrants, the Company issued Series C-1 warrants to purchase 53,146 shares of common stock which (i) have an exercise price equal to $18.24 per share; and (ii) are exercisable for 5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. Series C-1 warrants to purchase 47,936 shares of common stock were exercised at $18.24 per share and the Company received gross proceeds of approximately $0.9 million.

As of December 31, 2024, Series C-1 warrants to purchase 67,921 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series D Warrants

On June 3, 2024, in connection with the closing of the May Inducement Offer (see Note 1), the Company issued Series D warrants to purchase 89,153 shares of common stock, which (i) have an exercise price equal to $36.00 per share; and (ii) are exercisable for 5.5 years after the date of issuance of the warrants, subject to the terms set forth in such warrant. The Series D Warrants were issued as additional consideration to the Holders as part of the May Inducement Offer (see Note 1). The fair value of the Series D Warrants totaling $1.7 million was recorded as a deemed dividend to the warrant holders, and accordingly was treated as a reduction from total loss attributable to common stockholders in the calculations of net loss per share in the consolidated statements of operations.

Pursuant to the Reverse Stock Split effected July 15, 2024 (See Note 1), the exercise price of the Series D warrants was reset to $18.24 per share, effective July 22, 2024.

As of December 31, 2024, Series D warrants to purchase 89,153 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series E Warrants

On October 23, 2024, in connection with the Securities Purchase Agreement with certain institutional investors (see Note 1), the Company issued Series E warrants to purchase 170,836 shares of common stock, which (i) have an exercise price equal to $13.56 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 1 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, Series E warrants to purchase 170,836 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

Series F Warrants

On October 23, 2024, in connection with the Securities Purchase Agreement with certain institutional investors (see Note 1), the Company issued Series F warrants to purchase 170,836 shares of common stock, which (i) have an exercise price equal to $13.56 per share; and (ii) are exercisable 6 months from the date of issuance and expire on the 5 year anniversary of initial exercise date, subject to the terms set forth in such warrant.

As of December 31, 2024, Series F warrants to purchase 170,836 shares of common stock remained outstanding. There were no such warrants as of December 31, 2023.

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2024.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2024	111,772	$1,380.00	4.72
Issued	1,176,804	—	—
Exercised	(350,222)	—	—
Expired	(28,055)	—	—
Outstanding at December 31, 2024	910,299	$185.16	3.63

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants (1)	Weighted Average Exercise Price (1)	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023	14,048	$288.00	7.87
Issued	111,772	—	—
Exercised	—	—	—
Converted into Common Stock	(14,048)	—	—
Outstanding at December 31, 2023	111,772	$1,380.00	4.72

(1)	Retrospectively restated for reverse recapitalization.